Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
ASSETS:
Leasing equipment, net of accumulated depreciation of $3,607,606 and $3,595,069	$ 7,177,478	$ 7,275,964
Net investment in finance leases	1,619,553	1,680,588
Equipment held for sale	186,974	164,785
Revenue earning assets	8,984,005	9,121,337
Cash and cash equivalents	62,495	40,323
Restricted cash	132,776	106,984
Accounts receivable, net of allowances of $2,618 and $2,504	196,511	201,064
Goodwill	236,665	236,665
Other assets	52,467	51,586
Fair value of derivative instruments	60,831	56,461
Total assets	9,725,750	9,814,420
LIABILITIES AND SHAREHOLDERS' EQUITY:
Equipment purchases payable	10,021	3,353
Fair value of derivative instruments	0	2,610
Deferred revenue	91,290	117,774
Accounts payable and other accrued expenses	114,042	129,178
Net deferred income tax liability	416,248	408,748
Debt, net of unamortized costs of $46,398 and $39,373	6,352,013	6,567,078
Total liabilities	6,983,614	7,228,741
Shareholders' equity:
Undesignated shares, $0.01 par value, 47,800,000 and 54,800,000 shares authorized, no shares issued and outstanding	0	0
Additional paid-in capital (deficit)	889,020	892,620
Accumulated earnings	741,718	767,038
Accumulated other comprehensive income (loss)	55,386	45,009
Total shareholders' equity	2,742,136	2,585,679
Total liabilities and shareholders' equity	9,725,750	9,814,420
Preferred Shares
Shareholders' equity:
Preferred shares, $0.01 par value, at liquidation preference	1,055,000	880,000
Designated Common Stock
Shareholders' equity:
Common shares, $0.01 par value, 210,000,000 shares authorized, 101,158,891 shares issued and outstanding	$ 1,012	$ 1,012